Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of short-term borrowings [Abstract]
Short-term loans from related parties	$ 89,090	$ 94,647
Short-term loans from third-party individuals	190,516	72,806
Total short-term borrowings	$ 279,606	$ 167,453